Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 941,206	$ 966,190	$ 758,795
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	647,102	566,972	521,484
Deferred income taxes, net	(25,861)	1,598	10,849
Loss on extinguishment of debt	13,397	6,346	22,211
Provision for bad debts and inventory obsolescence	3,884	5,570	2,431
Gain on involuntary conversion of assets	(4,152)
Share-based compensation expense	95,055	115,983	87,039
Net foreign currency adjustments	(1,934)	(5,537)
Changes in operating assets and liabilities:
Accounts receivable, net	(14,104)	(15,886)	15,050
Inventories	(6,155)	(9,052)	(17,129)
Prepaid expenses and other assets	(74,101)	(29,550)	(22,868)
Accounts payable	(58,635)	106,503	13,987
Accrued expenses and other liabilities	(25,751)	113,278	64,663
Advance ticket sales	347,376	262,603	154,012
Net cash provided by operating activities	1,837,327	2,085,018	1,610,524
Cash flows from investing activities
Additions to property and equipment, net	(1,637,170)	(1,566,796)	(1,372,214)
Cash received on settlement of derivatives	289	64,796	2,346
Cash paid on settlement of derivatives	(47,085)	(1,719)	(35,694)
Other	3,774	1,011	664
Net cash used in investing activities	(1,680,192)	(1,502,708)	(1,404,898)
Cash flows from financing activities
Repayments of long-term debt	(3,806,732)	(1,716,244)	(1,916,885)
Proceeds from long-term debt	4,122,297	1,904,865	1,816,390
Dividends	(341,000)	(637,500)
Due to NCLH, net	(15,350)	(11,338)	17,628
Contribution from NCLH	3,500	7,000
Net share settlement of restricted share units	(20,939)	(13,855)	(6,342)
Early redemption premium	(6,829)	(5,154)	(15,506)
Deferred financing fees	(23,262)	(118,422)	(56,195)
Net cash used in financing activities	(88,315)	(590,648)	(160,910)
Net increase (decrease) in cash and cash equivalents	68,820	(8,338)	44,716
Cash and cash equivalents at beginning of period	162,419	170,757	126,041
Cash and cash equivalents at end of period	$ 231,239	$ 162,419	$ 170,757